Offerings	Sep. 24, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.007 par value per share, to be offered by the issuer (2)
Maximum Aggregate Offering Price	$ 4,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock, $0.007 par value per share (2)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase shares of Common Stock, par value $0.007 per share (2)(3)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $4,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, issuable to the Placement Agent, to purchase shares of Common Stock, par value $0.007 per share (2)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.007 par value underlying the Warrants (4)
Maximum Aggregate Offering Price	$ 6,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.The warrants are exercisable at a price per share of common stock equal to 100% of the offering price.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.007 per share underlying the Pre-funded warrants (2)(3)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $4,000,000.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.007 per share issuable upon exercise of the Placement Agent Warrants (5)
Maximum Aggregate Offering Price	$ 132,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 20.21
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Placement Agent Warrants are exercisable for up to the number of shares of common stock equal to 3% of the shares of common stock sold in this offering (including the shares of common stock issuable upon the exercise of the prefunded warrants sold in this offering) at a per share exercise price equal to 110% of the public offering price of the shares of common stock offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the representative’s warrants is $132,000, which is equal to 110% of $120,000 (3.0% of the proposed maximum aggregate offering price of $4,000,000).